                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              Security Income Fund
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              Security Income Fund
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Explanatory Note: The Registrant, Security Income Fund, contains three series.
This filing on Form N-CSR (including all exhibits) relates solely to the Capital
Preservation Series.

ITEM 1.   REPORTS TO STOCKHOLDERS.

Security Funds(SM) Annual Report September 30, 2004 • Security Capital Preservation Fund

Security Distributors, Inc. A Member of The Security Benefit Group of Companies

Security Capital Preservation Fund September 30, 2004 Annual Report Table of Contents

1

Security Capital
Manager’s Commentary November 15, 2004	Preservation Fund

Deutsche Asset Management†

Subadvisor, Deutsche Asset Management

Economic and Market Review

Overall, the US fixed income markets performed well during the annual period but with less volatility then the last few years while Federal Reserve Board action continued to be a major influence on the US fixed income markets. After a year of holding interest rates steady, the Federal Reserve Board raised the targeted federal funds rate by 25 basis points to 1.25% on June 30, 2004, as risks of disinflation abated and the economy began to grow above trend. This was the 1st of three rate rises in as many meetings as the Federal Reserve Board rate increases have brought the fed funds rate to 1.75% as of September 30, 2004.

However, incoming data in the summer have been mixed, though on balance consistent with an economy that has firmed and is expanding a bit above trend. Consumer spending has been stronger of late, business investment remains firm but not robust, and labor market indicators suggest continued, but only modest, improvement.

The mixed nature of the economic data reflects a number of crosscurrents. High energy prices have cut into purchasing power and will likely continue to act as a drag on growth. Yet, financial conditions remain supportive, with real interest rates low and credit spreads narrow. Despite some cyclical slowing, underlying productivity growth still seems strong, which should continue to buttress perceptions of returns to capital investment, income and profits, thus feeding back positively onto aggregate demand.

For the 12 months as a whole, the US Treasury yield curve flattened, with short-term rates following the federal funds rate higher while the longer-term end was relatively unchanged. Three-month Treasury bill yields rose 76 basis points to 1.70%, and two-year Treasury note yields rose 115 basis points to 2.60%. Ten-year Treasury yields also rose 18 basis points to 4.12%, yet the thirty-year Treasury yield was almost unchanged at 4.89%. Even with the backup in yields at the shorter end of the yield curve, the Lehman US Treasury Index produced a positive total return of 2.55% for the annual period. However, during the annual period, market uncertainty regarding the timing and magnitude of the eventual Fed tightenings, as well as periodic inflation worries and terror alerts, caused short term volatilty in overall interest rates.

Fixed Income Review

For the 12 months ended September 30, 2004, the Lehman Aggregate Bond Index produced a total return of 3.68%. Commercial mortgage-backed securities returned 3.53% on a total return basis. US credits had a total return of 4.44%, as corporate bonds generally performed well, somewhat continuing their trend from 2003. US credits, formerly known as the corporate sector, account for approximately 25% of the Lehman Aggregate Bond Index. Within the Lehman Aggregate Bond Index, lower-rated credits once again outperformed higher-rated credits. The Lehman Aaa Index returned 2.75% for the twelve-month period, while the Lehman Baa Index returned 5.76% for the same time frame.

The mortgage-backed, asset-backed, and US credit sectors all outperformed US Treasuries on a total return basis for the annual period. The mortgage-backed sector, which tends to perform best when rates are relatively stable, had been hurt in 2002 and 2003 by interest rate volatility, first by prepayments as interest rates fell dramatically in 2002 and then duration extension as rates rose in 2003. However, over the past 12 months the mortgage-backed sector managed to contribute solid excess returns above treasuries as interest rates were relatively less volatile and refinancing slowed.

The asset-backed sector generally performed well, as the manufactured housing sub-sector reversed earlier underperformance. While the US credit sector managed another year of significant returns above the Lehman Aggregate Bond Index as the economy continued to show improvement and credit yield spreads tightened further. For the annual period, these sectors of the Lehman Aggregate Bond Index produced total returns as follows: mortgage-backed securities, 4.36%; asset-backed securities, 2.95%; and US credits, 4.44%.

Investment Review

The Fund was primarily diversified across the major sectors of the investment grade fixed income market. As of September 30, 2004, the portfolio was allocated 18.6% to corporate bonds, 22.6% to mortgage-backed securities, 9.7% to commercial mortgage-backed securities, 6.3% to asset-backed securities, 17.5% to US Treasuries/agencies and 25.3% to cash equivalents and other investments, including futures contracts and Wrapper Agreements.

Within its corporate bond allocation, 6% was allocated to the US high yield sector. The fund’s average duration at the end of the annual period stood at 1.19 years.

To date, we have retained the Portfolio’s seven Wrapper Agreements, each of which covers a portion of the fixed income securities and GAA strategy in the portfolio. The Wrapper Agreements held by the portfolio as of September 30, 2004 are issued by Bank of America, N.A., Transamerica Life Insurance & Annuity Co., JPMorgan Chase Bank, CDC Financial Products, Inc., Security Life of Denver Insurance Company, Prudential Insurance Company of America, and Royal Bank of Canada. This was a successful strategy for the Fund. As discussed in the

2

Security Capital
Manager’s Commentary November 15, 2004	Preservation Fund

PERFORMANCE

Fund’s prospectus sticker, the Fund’s Wrapper Agreements will no longer be in use after November 16, 2004. Also, as of November 17, 2004, the fund’s objective will change. The Fund will no longer seek to maintain a stable net asset value per share. The Fund will convert to a short term bond fund and its new objective will be to provide high income while also seeking to maintain a high degree of stability of shareholder’s capital.

The Fund has maintained a high average quality portfolio. Measuring using Standard & Poor’s ratings, the average credit quality of investments in the fund was AAA at the end of the annual period, and the average credit quality of the issuers of the Wrapper Agreements was AA on September 30, 2004.

John Axtell, Eric Kirsch,
Sean McCaffery and Robert Wang

Portfolio Managers of the
PreservationPlus Income Portfolio

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Capital Preservation Fund on May 3, 1999, reflects deduction of the 3.50% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Average Annual Returns

Periods Ended 9-30-04	1 Year	5 Years	Since Inception
A Shares	3.60%	4.98%	5.01% (5-3-99)

A Shares with sales charge	(0.03%)	4.24%	4.33% (5-3-99)

B Shares	3.03%	4.46%	4.49% (5-3-99)

B Shares with CDSC	(1.91%)	4.46%	4.49% (5-3-99)

C Shares	3.30%	4.71%	4.75% (5-3-99)

C Shares with CDSC	2.30%	4.71%	4.75% (5-3-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Summary

U.S. Government Agency Sponsored Pass-Throughs	20%

U.S. Government Backed	18%

Corporate Bonds	11%

Commercial and Non-Agency Mortgage Backed Securities	10%

Asset Backed	6%

Scudder High Income Plus Fund	6%

Government National Mortgage Association	3%

Foreign Bonds – US$ Denominated	2%

Cash Equivalents and Other Assets and Liabilities, Net(a)	24%

100%

(a)	Wrapper Agreements and Futures Contracts included. Asset allocation is subject to change.

3	See accompanying notes.

Security Capital
Manager’s Commentary November 15, 2004	Preservation Fund

PERFORMANCE

Information About Your Fund’s Expenses

Calculating your ongoing fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses(3)

	Beginning Account Value 04-01-04	Ending Account Value 09-30-04(1)	Expenses Paid During Period(2)
Capital Preservation
Fund - Class A
Actual	$1,000.00	$1,017.23	$7.61
Hypothetical	1,000.00	1,017.60	7.61

Capital Preservation
Fund - Class B
Actual	1,000.00	1,014.55	10.18
Hypothetical	1,000.00	1,015.03	10.18

Capital Preservation
Fund - Class C
Actual	1,000.00	1,015.89	8.87
Hypothetical	1,000.00	1,016.34	8.87

(1)	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 1.72%, 1.45% and 1.59%, for Class A, B and C shares, respectively.

(2)	Expenses are equal to the Fund’s annualized expense ratio (1.50%, 2.01% and 1.75% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(3)	Effective November 17, 2004, in conjunction with the Fund’s new investment objectives and policies, the expenses of the Fund changed. The example in the table below reflects this updated expense structure.

Fund Expenses

	Beginning Account Value 04-01-04	Ending Account Value 09-30-04	Expenses Paid During Period*
Capital Preservation
Fund - Class A
Actual	$1,000.00	$1,019.97	$4.87
Hypothetical	1,000.00	1,020.31	4.88

Capital Preservation
Fund - Class B
Actual	1,000.00	1,017.34	7.39
Hypothetical	1,000.00	1,017.80	7.41

Capital Preservation
Fund - Class C
Actual	1,000.00	1,018.63	6.13
Hypothetical	1,000.00	1,019.05	6.14

*	Expenses are equal to the Fund’s annualized expense ratio (0.96%, 1.46% and 1.21% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

4

Security Capital Preservation Fund

Statement of Assets and Liabilities September 30, 2004

Assets
Investment in PreservationPlus
Income Portfolio, at value	$642,458,940
Fund shares sold	578,436
Prepaid expenses	57,116

Total assets	643,094,492

Liabilities
Dividends payable	124,188
Fund shares redeemed	462,445
Accrued expenses and other liabilities	694,014

Total liabilities.	1,280,647

Net assets	$641,813,845

Net assets consist of:
Paid-in capital	653,953,175
Undistributed net investment income	5,750,433
Accumulated net realized gain/(loss) from
investments, futures contracts and foreign
currency transactions.	(5,860,243)
Net unrealized appreciation on investments,
futures contracts and foreign currency
contracts	24,170,218
Unrealized depreciation on
Wrapper Agreements	(36,199,738)

Net assets	$641,813,845

Class “A” Shares
Capital shares outstanding	37,688,924
Net assets	$377,026,426
Net asset value per share	$10.00

Offering price per share (net asset value
divided by 96.5%)	$10.36

Class “B” Shares
Capital shares outstanding	4,042,541
Net assets	$40,439,135
Net asset value per share	$10.00

Class “C” Shares
Capital shares outstanding	22,426,634
Net assets	$224,348,284
Net asset value per share	$10.00

Statement of Operations For the Year Ended September 30, 2004

Investment Income:
Interest and dividends	$23,472,900
Credit rate income	4,178,757
Mortgage dollar roll income	464,683
Expenses allocated from PreservationPlus
Income Portfolio(1)	(4,406,086)

Income, net of expenses, allocated from
PreservationPlus Income Portfolio	23,710,254

Expenses:
Administration and management
services fees	1,611,683
12b-1 distribution plan fees - Class A	809,900
12b-1 distribution plan fees - Class B	280,854
12b-1 distribution plan fees - Class C	912,128
Registration fees	111,195
Reports to shareholders	34,240
Transfer agent fees	505,940
Custodian fees	40,060
Professional fees	45,770
Trustee fees	29,741
Other fees	25,333

Total expenses	4,406,844

Net investment income	19,303,410

Net realized and unrealized gain (loss)
on investments and Wrapper Agreements:
Net realized gain/(loss) from:
Investment transactions	(1,899,127)
Foreign currency transactions	7,801,636
Futures transactions	(2,038,229)

Net realized gain	3,864,280

Net change in unrealized appreciation/(depreciation) on:
Investments, foreign currency and futures contracts	(3,532,541)
Wrapper Agreements	(796,422)

Net unrealized loss	(4,328,963)

Net realized and unrealized gain/(loss) on
investments and Wrapper Agreements	(464,683)

Net increase in net assets
from operations	$18,838,727

(1)	For the year ended September 30, 2004, the advisor of the PreservationPlus Income Portfolio waived fees of which $575,786 was allocated to the Fund on a pro-rated basis.

5	See accompanying notes.

Statement of Changes in Net Assets	Security Capital Preservation Fund

	Year Ended September 30, 2004	Year Ended September 30, 2003
Increase/(decrease) in net assets from operations:
Net investment income	$19,303,410	$18,908,292
Net realized gain/(loss) from investments, futures and foreign
currency transactions	3,864,280	5,246,623
Net change in unrealized appreciation/(depreciation) on investments,
foreign currency and futures contracts	(3,532,541)	3,987,967
Net change in unrealized appreciation/(depreciation)
on wrapper agreements	(796,422)	(9,606,805)

Net increase in net assets resulting from operations	18,838,727	18,536,077

Distributions to shareholders from:
Net investment income
Class A	(15,275,522)	(14,256,925)
Class B	(1,596,288)	(923,776)
Class C	(7,903,521)	(3,227,212)
Net realized gain
Class A	(629,064)	(3,117,657)
Class B	(75,655)	(198,350)
Class C	(317,730)	(570,281)

Total distributions to shareholders	(25,797,780)	(22,294,201)

Capital transactions in shares of beneficial interest:
Proceeds from sale of shares
Class A	232,534,543	323,888,187
Class B	10,642,051	23,253,464
Class C	112,867,788	102,144,988
Distributions reinvested
Class A	15,092,004	16,799,587
Class B	1,547,939	1,005,221
Class C	7,237,489	3,297,115
Cost of shares redeemed
Class A	(160,813,463)	(404,593,991)
Class B	(7,222,933)	(8,752,651)
Class C	(35,650,124)	(18,557,635)

Net increase in net assets from capital transactions in shares
of beneficial interest	176,235,294	38,484,285

Net increase in net assets	169,276,241	34,726,161

Net assets:
Beginning of period	472,537,604	437,811,443

End of period	$641,813,845	$472,537,604

Accumulated undistributed net investment income (loss) at end
of period	$5,750,433	$2,618,242

Capital Share Activity:
Shares sold
Class A	23,253,076	32,389,228
Class B	1,064,212	2,325,369
Class C	11,286,788	10,214,589
Shares reinvested
Class A	1,509,200	1,679,960
Class B	154,794	100,517
Class C	723,749	329,711
Shares redeemed
Class A	(16,081,344)	(40,458,532)
Class B	(722,294)	(875,087)
Class C	(3,564,995)	(1,855,694)
Reverse split
Class A	(443,340)	(311,766)
Class B	(53,319)	(19,778)
Class C	(223,924)	(56,904)

Total capital share activity	16,902,603	3,461,613

6	See accompanying notes.

Security Capital
Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Preservation Fund

Class A	2004	2003	2002	2001	Year Ended, September 30, 2000

Per Share Data
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.35	0.36	0.48	0.60	0.65

Total from investment operations	0.35	0.36	0.48	0.60	0.65

Less distributions:
Dividends from net investment income	(0.35)	(0.36)	(0.48)	(0.60)	(0.65)
Distributions from realized gains	(0.15)	(0.08)	—	—	—
Reverse stock split(c)	0.15	0.08	—	—	—

Total distributions	(0.35)	(0.36)	(0.48)	(0.60)	(0.65)

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(a)	3.60%	3.64%	4.94%	6.15%	6.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$377,026	$294,501	$361,411	$208,117	$198,235

Ratios to average net assets:
Net investment income (loss)	3.64%	3.68%	4.72%	6.00%	6.51%
Total expenses(b)	1.49%	1.45%	1.37%	1.20%	1.00%
Gross expenses	1.59%	1.53%	1.50%	1.61%	1.64%

Class B	2004	2003	2002	2001	Year Ended, September 30, 2000

Per Share Data
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.31	0.43	0.55	0.60

Total from investment operations	0.30	0.31	0.43	0.55	0.60

Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.43)	(0.55)	(0.60)
Distributions from realized gains	(0.15)	(0.08)	—	—	—
Reverse stock split(c)	0.15	0.08	—	—	—

Total distributions	(0.30)	(0.31)	(0.43)	(0.55)	(0.60)

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(a)	3.03%	3.12%	4.42%	5.68%	6.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,439	$35,989	$20,677	$3,033	$790

Ratios to average net assets:
Net investment income (loss)	3.14%	3.14%	4.07%	5.44%	6.01%
Total expenses(b)	1.99%	1.95%	1.89%	1.63%	1.50%
Gross expenses	2.09%	2.03%	2.02%	2.04%	2.14%

7	See accompanying notes.

Security Capital
Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Preservation Fund

Class C	2004	2003	2002	2001	Year Ended, September 30, 2000

Per Share Data
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.33	0.33	0.46	0.58	0.62

Total from investment operations	0.33	0.33	0.46	0.58	0.62

Less distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.46)	(0.58)	(0.62)
Distributions from realized gains	(0.15)	(0.08)	—	—	—
Reverse stock split(c)	0.15	0.08	—	—	—

Total distributions	(0.33)	(0.33)	(0.46)	(0.58)	(0.62)

Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(a)	3.30%	3.36%	4.68%	5.93%	6.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$224,348	$142,048	$55,723	$5,762	$1,697

Ratios to average net assets:
Net investment income (loss)	3.38%	3.38%	4.32%	5.72%	6.26%
Total expenses(b)	1.74%	1.70%	1.67%	1.41%	1.25%
Gross expenses	1.84%	1.78%	1.80%	1.82%	1.89%

(a)	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b)	Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.

(c)	See Note 4 in Notes to Financial Statements.

8	See accompanying notes.

Security Capital
Notes to Financial Statements September 30, 2004	Preservation Fund

Note I - Organization and Significant Accounting Policies

A. Organization

    Security Capital Preservation Fund (the “Fund”) seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value (“NAV”) per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the “Act”). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the “Shares”). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts (“TSA Accounts”), individual retirement accounts (“IRAs”), and to employees investing through participant-directed employee benefit plans. The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeem ed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge. Effective on June 11, 2004, the Fund ceased to offer shares to new investors.

    The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the “Portfolio”). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. At September 30, 2004, the Fund’s investment was approximately 23% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

B. Valuation of Securities, Security Transactions and Related Investment Income

    Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund’s pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. Distributions

    It is the Fund’s policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes

    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

E. Other

    Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 - Fees and Transactions with Affiliates

    The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC (“SMC”). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund.

    Effective February 1, 2004, SMC is paid the following for providing transfer agent services to the Funds, plus certain out-of-pocket charges:

                Per account charge: $5.00 to $8.00
                Transactions fees: $0.60 to $1.10
                Minimum charge: $25,000

    Prior to February 1, 2004, SMC was paid the following for providing transfer agent services to the Funds:

                Per account charge: $8.00
                Transaction fees: $1.00

    Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund’s NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

9

Security Capital
Notes to Financial Statements September 30, 2004	Preservation Fund

    Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund’s relationship with the Portfolio, communicating with the Fund’s Board of Directors and shareholders regarding the Portfolio’s performance and the Fund’s two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

    For the period ended September 30, 2004, Deutsche Asset Management, Inc. waived its fees to the extent necessary to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

    The Fund has adopted Distribution Plans related to the offering of Class A, B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares.

    Security Distributors, Inc. (SDl) is national distributor for the Fund. For the period ended September 30, 2004, SDI received net underwriting commissions on sales of shares in the amount of $160,828.

    Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

Note 3 - Federal Tax Matters The tax character of distributions paid during the fiscal year ended September 30, 2004 and 2003 were as follows:

Year	Ordinary Income	Capital Gain

2004	$25,415,718	$382,062
2003	$22,026,461	$267,740

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Earnings	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

$6,849,534	$—	$6,849,534	($720,079)	($6,290,584)	($14,176,407)	($14,337,536)

Note 4 - Additional Distributions

    In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

    On December 15, 2003, the Fund declared a capital gain distribution of $0.15 per share and a corresponding reverse stock split of 0.985 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

Note 5 - Wrapper Agreement Valuation

    The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by “stable value” mutual funds including this Fund. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by “stable value” mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Portfolio’s Wrapper Agreements would be different and the Fund would not be able to maintain a stable net asset value per share. To the extent that the Wrapper Agreements are valued as a payable (receivable) under the current method, the change would result in a net asset value per share of greater (less) than $10 per share. At September 30, 2004, the Portfolio’s Wrapper Agreements had a fair value of ($73,096,046) , which the Portfolio reflected as a payable to the wrapper providers, of which approximately ($16,812,091) is allocable to Fund based on its ownership interest in the Portfolio.

10

Security Capital
Notes to Financial Statements September 30, 2004	Preservation Fund

Note 6 - Subsequent Event

    The Board of Directors of Security Capital Preservation Fund elected to change the Fund from a stable value fund to a short term bond fund effective November 17, 2004. The most significant change was the elimination of the Fund’s insurance Wrapper Agreements, which resulted in the fluctuation of the Fund’s price or net asset value (“NAV”) after November 16, 2004.

    The Fund’s investment objectives will continue to emphasize stability of principal with a yield and total return higher than that of other funds in the short term bond category. Security Capital Preservation Fund will be managed as a short-term bond fund investing in short-term investment-grade bonds. The Fund will continue to invest a small percentage of the Fund’s assets in the high yield bond market. As has been the case with the Fund since inception, the Fund will also utilize exchange traded equity futures, government bond futures and currency forward contracts to potentially provide for further diversification.

11

Report of Independent Registered Public Accounting Firm September 30, 2004

To The Shareholders and Board of Directors
Security Income Fund - Security Capital Preservation Fund

We have audited the accompanying statement of assets and liabilities of Security Capital Preservation Fund (the “Fund”) as of September 30, 2004, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital Preservation Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 19, 2004

12

Tax Designation Disclosure September 30, 2004

The Fund paid distributions of $382,062 from long-term capital gains during its year ended September 30, 2004, of which 100% represents 15% rate gains.

13

This page left blank intentionally.

14

PreservationPlus Income Portfolio

Annual Report

September 30, 2004

(The following financial statements of the
PreservationPlus Income Portfolio should be read
in conjunction with the Fund’s financial statements.)

15

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Corporate Bonds - 10.7%

Consumer Discretionary - 0.6%
Albertson’s, Inc.,
7.5%, 2/15/2011	$1,000,000	$1,156,630
DaimlerChrysler NA Holding Corp.,
7.4%, 1/20/2005	1,200,000	1,217,772
Delphi Corp., 6.5%, 5/1/2009	1,000,000	1,055,575
Gannett Co., Inc., 6.375%, 4/1/2012	500,000	559,021
Home Depot, Inc., 5.375%, 4/1/2006	1,025,000	1,064,898
Marriott International, Inc., “A”,
6.875%, 11/15/2005	1,000,000	1,044,937
McDonald’s Corp.,
6.0%, 4/15/2011	1,000,000	1,090,331
Northwest Airlines Corp.,
8.072%, 4/1/2021	892,689	980,747
Target Corp.:
5.375%, 6/15/2009	1,000,000	1,065,380
5.875%, 3/1/2012	1,900,000	2,068,194
Time Warner, Inc.,
6.125%, 4/15/2006	2,000,000	2,090,980
Viacom, Inc.:
“B”, 6.625%, 5/15/2011	1,000,000	1,110,422
7.7%, 7/30/2010	1,000,000	1,163,426

		15,668,313

Consumer Staples - 1.5%
Altria Group, Inc.,
5.625%, 11/4/2008	1,000,000	1,021,049
Anheuser-Busch Cos., Inc.:
6.0%, 4/15/2011	1,000,000	1,099,023
7.5%, 3/15/2012	1,000,000	1,193,974
Archer-Daniels-Midland Co.,
8.875%, 4/15/2011	2,000,000	2,496,978
Campbell Soup Co.,
5.5%, 3/15/2007	1,000,000	1,050,856
Coca-Cola Enterprises, Inc.:
5.25%, 5/15/2007	1,000,000	1,051,326
6.125%, 8/15/2011	1,000,000	1,102,575
Colgate-Palmolive Co.,
5.98%, 4/25/2012	2,000,000	2,210,090
ConAgra Foods, Inc.,
6.75%, 9/15/2011	1,000,000	1,125,132
H.J. Heinz Finance Co.,
6.0%, 3/15/2012	1,000,000	1,091,071
Kellogg Co., 6.6%, 4/1/2011	1,000,000	1,126,017
Kraft Foods, Inc.:
4.625%, 11/1/2006	1,000,000	1,028,413
5.625%, 11/1/2011	1,900,000	2,006,882
6.25%, 6/1/2012	4,000,000	4,370,100
Pepsi Bottling Holdings, Inc.,
144A, 5.625%, 2/17/2009	1,000,000	1,076,497
Procter & Gamble Co.:
6.875%, 9/15/2009	1,000,000	1,138,062
8.5%, 8/10/2009	1,000,000	1,200,450
Safeway, Inc.:
4.8%, 7/16/2007	1,000,000	1,027,948
6.5%, 11/15/2008	825,000	894,822
Tyson Foods, Inc.,
8.25%, 10/1/2011	3,000,000	3,555,408
Unilever Capital Corp.:
6.875%, 11/1/2005	1,000,000	1,045,303
7.125%, 11/1/2010	2,500,000	2,894,775
UST, Inc., 6.625%, 7/15/2012	400,000	448,976
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	1,000,000	1,031,093
5.45%, 8/1/2006	2,000,000	2,090,386
5.875%, 10/15/2005	1,000,000	1,033,671
6.875%, 8/10/2009	1,460,000	1,655,799

		41,066,676

Energy - 0.6%
Atlantic Richfield Co.,
10.875%, 7/15/2005	1,000,000	1,061,905
ChevronTexaco Capital Co.,
3.5%, 9/17/2007	2,000,000	2,018,684
Conoco, Inc., 6.35%, 4/15/2009	1,000,000	1,107,334
Devon Energy Corp.,
2.75%, 8/1/2006	3,000,000	2,979,690
Kinder Morgan Energy Partners LP,
6.75%, 3/15/2011	500,000	556,947
Lasmo USA, Inc., 7.5%, 6/30/2006	2,000,000	2,156,134
Marathon Oil Corp.,
5.375%, 6/1/2007	1,000,000	1,048,919
MidAmerican Energy Holdings Co.,
3.5%, 5/15/2008	1,500,000	1,476,454
Occidental Petroleum Corp.,
7.375%, 11/15/2008	1,000,000	1,135,847
Pemex Project Funding Master Trust,
7.875%, 2/1/2009	1,000,000	1,115,000
Tosco Corp., 7.625%, 5/15/2006	1,250,000	1,337,584
Valero Energy Corp.,
6.125%, 4/15/2007	2,000,000	2,126,358

		18,120,856

Financials - 5.4%
ABN Amro Bank NV:
7.125%, 6/18/2007	250,000	274,424
7.25%, 5/31/2005	1,000,000	1,030,524
Allstate Corp., 7.875%, 5/1/2005	1,000,000	1,030,844
American Express Co.,
6.875%, 11/1/2005	1,000,000	1,044,569
American General Finance Corp.:
4.5%, 11/15/2007	5,000,000	5,144,985
5.75%, 3/15/2007	700,000	739,659
5.875%, 12/15/2005	1,440,000	1,494,761
Associates Corp. of North America:
6.25%, 11/1/2008	500,000	547,977
8.55%, 7/15/2009	1,500,000	1,785,375
AXA Financial, Inc.,
7.75%, 8/1/2010	1,000,000	1,172,543

16	See accompanying notes.

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Corporate Bonds (cont.)

Bank of America Corp.:
5.875%, 2/15/2009	$1,000,000	$1,082,645
7.125%, 9/15/2006	1,000,000	1,077,717
7.4%, 1/15/2011	4,000,000	4,661,780
Bank of New York Co., Inc.,
7.3%, 12/1/2009	2,000,000	2,303,844
Bank One Corp.:
6.5%, 2/1/2006	1,000,000	1,048,631
6.875%, 8/1/2006	1,000,000	1,071,102
BankBoston NA, 6.5%, 12/19/2007	1,000,000	1,092,739
Boeing Capital Corp.:
5.75%, 2/15/2007	500,000	529,542
6.1%, 3/1/2011	350,000	383,340
6.35%, 11/15/2007	1,425,000	1,542,581
Capital One Bank,
4.25%, 12/1/2008	2,000,000	2,023,812
Caterpillar Financial Service Corp.:
2.59%, 7/15/2006	1,000,000	995,132
4.875%, 6/15/2007	1,000,000	1,041,595
Charter One Bank Financial, Inc.,
6.375%, 5/15/2012	915,000	1,013,448
Chubb Corp., 6.0%, 11/15/2011	500,000	540,526
CIT Group, Inc.:
3.375%, 4/1/2009	2,235,000	2,181,226
7.75%, 4/2/2012	1,000,000	1,183,456
Citigroup, Inc.:
6.5%, 1/18/2011	5,000,000	5,609,550
6.75%, 12/1/2005	2,000,000	2,094,402
Credit Suisse First Boston USA, Inc.:
3.875%, 1/15/2009	2,000,000	1,998,632
4.625%, 1/15/2008	2,000,000	2,066,002
6.125%, 11/15/2011	1,500,000	1,634,229
Developers Diversified Realty Corp.
(REIT), 144A, 5.25%, 4/15/2011	3,000,000	3,042,735
EOP Operating LP,
7.75%, 11/15/2007	350,000	390,819
Everest Reinsurance Holdings, Inc.,
8.75%, 3/15/2010	1,000,000	1,206,688
FleetBoston Financial Corp.,
7.375%, 12/1/2009	5,000,000	5,750,925
Ford Motor Credit Co.:
6.5%, 1/25/2007	8,000,000	8,473,448
7.375%, 10/28/2009	4,000,000	4,381,340
General Electric Capital Corp.:
4.25%, 1/15/2008	4,000,000	4,104,376
5.0%, 2/15/2007	2,825,000	2,944,859
5.875%, 2/15/2012	2,000,000	2,171,054
6.8%, 11/1/2005	2,000,000	2,089,480
7.5%, 5/15/2005	500,000	515,862
General Motors Acceptance Corp.:
6.125%, 8/28/2007	5,000,000	5,267,780
7.75%, 1/19/2010	2,000,000	2,197,716
Goldman Sachs Group, Inc.,
6.875%, 1/15/2011	1,000,000	1,129,300
Hartford Financial Services Group,
4.7%, 9/1/2007	1,000,000	1,032,720
Health Care Property Investment, Inc.,
(REIT), 6.45%, 6/25/2012	1,000,000	1,085,633
Household Finance Corp.:
5.875%, 2/1/2009	2,000,000	2,155,956
6.5%, 1/24/2006	1,000,000	1,048,338
6.5%, 11/15/2008	1,000,000	1,100,357
7.0%, 5/15/2012	4,000,000	4,577,756
John Deere Capital Corp.,
3.125%, 12/15/2005	4,000,000	4,016,800
John Hancock Financial Services, Inc.,
5.625%, 12/1/2008	1,000,000	1,067,023
JP Morgan Chase & Co.:
3.5%, 3/15/2009	2,000,000	1,973,156
6.0%, 1/15/2009	1,000,000	1,078,406
Landesbank Baden-Wurttemberg,
6.35%, 4/1/2012	1,500,000	1,703,734
Lehman Brothers Holdings, Inc.:
7.0%, 2/1/2008	859,000	947,973
8.25%, 6/15/2007	775,000	873,685
Marshall & Ilsley Corp.,
2.625%, 2/9/2007	2,000,000	1,978,932
Mellon Bank NA,
7.625%, 9/15/2007	1,000,000	1,124,624
Merrill Lynch & Co., Inc.,
6.0%, 2/17/2009	1,000,000	1,082,688
MetLife, Inc., 6.125%, 12/1/2011	1,000,000	1,092,847
Morgan Stanley Dean Witter & Co.,
6.6%, 4/1/2012	1,000,000	1,115,095
National City Bank of Indiana,
4.875%, 7/20/2007	1,500,000	1,558,767
Nationwide Financial Services,
5.9%, 7/1/2012	1,450,000	1,553,633
PNC Funding Corp.,
6.875%, 7/15/2007	1,000,000	1,091,319
Southern Co. Capital Funding,
5.3%, 2/1/2007	1,000,000	1,056,709
SunTrust Banks, Inc.:
6.375%, 4/1/2011	1,000,000	1,114,920
7.75%, 5/1/2010	1,135,000	1,331,820
Textron Financial Corp.:
5.875%, 6/1/2007	2,830,000	3,013,441
6.0%, 11/20/2009	1,500,000	1,650,006
Toronto Dominion Bank,
6.45%, 1/15/2009	1,500,000	1,651,738
Union Planters Corp.,
4.375%, 12/1/2010	250,000	250,988
US Bancorp., 5.1%, 7/15/2007	1,000,000	1,045,798
Verizon Global Funding Corp.,
6.75%, 12/1/2005	1,000,000	1,046,849
Wachovia Corp.:
6.15%, 3/15/2009	1,500,000	1,629,448
7.5%, 7/15/2006	1,000,000	1,081,737

17	See accompanying notes.

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Corporate Bonds (cont.)

Washington Mutual, Inc.,
4.0%, 1/15/2009	$1,500,000	$1,501,752
Wells Fargo & Co.:
5.125%, 2/15/2007	3,000,000	3,130,665
7.25%, 8/24/2005	1,000,000	1,040,243

		148,913,530

Health Care - 0.2%
Abbott Laboratories,
5.625%, 7/1/2006	1,000,000	1,046,882
Eli Lilly & Co., 6.0%, 3/15/2012	1,000,000	1,101,741
Health Care Reit, Inc., (REIT),
8.0%, 9/12/2012	2,000,000	2,313,320
Wyeth, 6.7%, 3/15/2011	2,000,000	2,223,978

		6,685,921

Industrials - 0.4%
Burlington North Santa Fe,
7.875%, 4/15/2007	1,000,000	1,109,694
Caterpillar, Inc., 9.375%, 8/15/2011	1,000,000	1,310,024
Cendant Corp., 6.25%, 1/15/2008	750,000	808,462
CSX Corp., 7.45%, 5/1/2007	1,100,000	1,203,970
Deere & Co., 7.85%, 5/15/2010	1,000,000	1,187,287
FedEx Corp., 9.65%, 6/15/2012	1,000,000	1,303,978
Honeywell International, Inc.,
7.5%, 3/1/2010	1,000,000	1,165,551
Norfolk Southern Corp.,
6.2%, 4/15/2009	950,000	1,036,139
Northrop Grumman Corp.,
7.0%, 3/1/2006	1,000,000	1,056,101
Waste Management, Inc.,
7.375%, 8/1/2010	2,000,000	2,308,592

		12,489,798

Information Technology - 0.1%
Hewlett-Packard Co.,
5.75%, 12/15/2006	1,000,000	1,054,834
IBM Corp., 4.875%, 10/1/2006	1,000,000	1,038,088

		2,092,922

Materials - 0.3%
Alcoa, Inc., 6.0%, 1/15/2012	1,000,000	1,094,426
Dow Chemical Co.:
5.75%, 11/15/2009	1,000,000	1,073,134
7.0%, 8/15/2005	1,000,000	1,036,667
E.I. du Pont de Nemours,
6.875%, 10/15/2009	1,000,000	1,134,697
International Flavors & Fragrance, Inc.,
6.45%, 5/15/2006	1,000,000	1,052,398
Monsanto Co., 7.375%, 8/15/2012	2,500,000	2,927,095
Weyerhaeuser Co.,
5.5%, 3/15/2005	300,000	303,940

		8,622,357

Telecommunication Services - 0.6%
AT&T Wireless Services, Inc.,
7.5%, 5/1/2007	3,000,000	3,305,139
BellSouth Corp., 6.0%, 10/15/2011	2,000,000	2,177,876
Cingular Wireless, 6.5%, 12/15/2011	1,000,000	1,113,610
GTE Caifornia, Inc., 5.5%, 1/15/2009	1,000,000	1,055,960
SBC Communications, Inc.:
5.75%, 5/2/2006	1,000,000	1,044,110
5.875%, 2/1/2012	1,000,000	1,067,605
6.25%, 3/15/2011	2,000,000	2,193,970
Sprint Capital Corp.,
6.375%, 5/1/2009	2,000,000	2,187,874
Verizon Wireless, Inc.,
5.375%, 12/15/2006	2,500,000	2,616,875

		16,763,019

Utilities 1.0%
American Electric Power Co., Inc.,
6.125%, 5/15/2006	1,500,000	1,572,550
Consolidated Edison Company of
New York, Inc., 7.5%, 9/1/2010	1,385,000	1,622,172
Constellation Energy Group, Inc.:
6.35%, 4/1/2007	1,000,000	1,069,853
7.0%, 4/1/2012	1,000,000	1,132,389
Dominion Resources, Inc.,
5.125%, 12/15/2009	3,000,000	3,106,869
DTE Energy Co., 6.45%, 6/1/2006	1,000,000	1,051,549
FPL Group Capital, Inc.:
7.375%, 6/1/2009	1,000,000	1,142,908
7.625%, 9/15/2006	500,000	542,124
Kansas City Power & Light Co.,
Series B, 6.0%, 3/15/2007	1,000,000	1,056,616
KeySpan Corp., 7.875%, 2/1/2010	750,000	882,593
Niagara Mohawk Power Corp., Series G,
7.75%, 10/1/2008	1,000,000	1,138,177
PECO Energy Co., 3.5%, 5/1/2008	1,000,000	999,648
Pepco Holdings, Inc.,
4.0%, 5/15/2010	500,000	486,786
PP&L Capital Funding, Inc.,
8.375%, 6/15/2007	1,000,000	1,111,254
Progress Energy, Inc.:
6.75%, 3/1/2006	1,335,000	1,401,953
6.85%, 4/15/2012	940,000	1,049,900
PSE&G Power LLC,
7.75%, 4/15/2011	1,000,000	1,164,298
Public Service New Mexico,
4.4%, 9/15/2008	1,000,000	1,014,121
Sempra Energy, 7.95%, 3/1/2010	1,000,000	1,173,379
South Carolina Electric & Gas,
7.5%, 6/15/2005	1,000,000	1,032,899
Texas-New Mexico Power Co.,
6.125%, 6/1/2008	1,000,000	1,039,400
TXU Energy Co., 6.125%, 3/15/2008	1,500,000	1,605,561

18	See accompanying notes.

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Corporate Bonds (cont.)

Virginia Electric & Power, Series A,
5.375%, 2/1/2007	$1,000,000	$1,046,040

		27,443,039

Total Corporate Bonds
(Cost $283,275,424)		297,866,431

Asset Backed - 6.3%

Automobile Receivables - 1.6%
Americredit Automobile Receivables Trust:
“D”, Series 2004-1,
5.07%, 7/6/2010	2,285,000	2,318,462
“B”, Series 2002-1,
5.28%, 4/9/2007	3,080,000	3,138,781
Capital Auto Receivables Asset Trust:
“CTFS”, Series 2004-1,
2.84%, 9/15/2010	3,560,000	3,508,617
“CTFS”, Series 2002-2,
4.18%, 10/15/2007	284,655	287,030
Capital One Prime Auto Receivable
Trust, “A4”, Series 2003-B,
3.18%, 9/15/2010	4,200,000	4,192,502
Daimler Chrysler Auto Trust, “CTFS”,
Series 2004-A,
2.85%, 8/8/2010	1,560,000	1,520,627
Ford Credit Auto Owner Trust:
“C”, Series 2002-D,
4.4%, 5/15/2007	2,640,000	2,684,173
“C”, Series 2002-C,
4.81%, 3/15/2007	660,000	671,236
“B”, Series 2001-D,
5.01%, 3/15/2006	570,000	572,106
Franklin Auto Trust:
“A4”, Series 2002-1,
4.51%, 2/22/2010	6,300,000	6,429,206
“A4”, Series 2001-2,
4.55%, 7/20/2009	2,325,492	2,350,536
Household Automotive Trust,
“A4”, Series 2003-1,
2.22%, 11/17/2009	4,900,000	4,825,843
Hyundai Auto Receivables Owner Trust,
“C”, Series 2002-A,
144A, 3.91%, 2/16/2009	1,490,000	1,499,016
MMCA Automobile Trust:
“A3”, Series 2002-3,
2.97%, 3/15/2007	1,580,610	1,582,703
“B”, Series 2001-2,
5.75%, 6/15/2007	95,671	96,152
Navistar Financial Corp. Owner Trust,
“A4”, Series 2002-A,
4.76%, 4/15/2009	4,200,000	4,262,562
Union Acceptance Corp.:
“A4”, Series 2002-A,
4.59%, 7/8/2008	3,600,000	3,644,214
“A4”, Series 2000-D,
6.89%, 4/9/2007	1,766,325	1,794,396
World Omni Auto Receivables Trust,
“B”, Series 2002-A,
3.75%, 7/15/2009	333,440	335,538

		45,713,700

Credit Card Receivables - 2.4%
Bank One Issuance Trust, “C3”, Series
2002-C3, 3.76%, 8/15/2008	6,324,000	6,382,662
Capital One Master Trust, “C”, Series
2000-3, 144A, 7.9%, 10/15/2010	7,350,000	8,132,454
Chase USA Master Trust, “A”, Series
2000-1, 7.49%, 8/17/2009	1,320,000	1,338,260
Chemical Master Credit Card Trust, “A”,
Series 1996-3, 7.09%, 2/15/2009	7,190,000	7,693,187
Citibank Credit Card Issuance Trust,
“C1”, Series 2000-C1,
7.45%, 9/15/2007	3,500,000	3,655,685
Citibank Credit Card Master Trust I,
“B”, Series 1999-2,
6.15%, 3/10/2011	5,130,000	5,610,672
First USA Credit Card Master Trust:
“C”, Series 1998-6, 144A,
6.16%, 4/18/2011	1,000,000	1,068,437
“C”, Series 1998-2, 144A,
6.8%, 2/18/2011	3,790,000	4,127,547
Fleet Credit Card Master Trust II,
“B”, Series 2001-B,
5.9%, 12/15/2008	9,000,000	9,413,644
Household Affinity Credit Card Master
Note, “B”, Series 2003-2,
2.51%, 2/15/2008	6,261,000	6,233,968
MBNA Credit Card Master Note Trust:
“A7”, Series 2003-A7,
2.65%, 11/15/2010	7,700,000	7,472,673
“B1”, Series 2002-B1,
5.15%, 7/15/2009	700,000	728,358
“C3”, Series 2001-C3,
6.55%, 12/15/2008	4,500,000	4,741,609
Pass-Through Amortizing Credit Card
Trust, “A1FX”, Series 2002-1A, 144A,
4.1%, 6/18/2012	1,185,078	1,195,616

		67,794,772

Home Equity Loans - 1.3%
Ameriquest Mortgage Securities, Inc.:
“AF3”, Series 2003-6,
4.258%, 8/25/2033	3,030,000	3,049,114
“A6”, Series 2003-5,
4.541%, 7/25/2033	1,980,000	2,008,153

19	See accompanying notes.

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Asset Backed (cont.)

Chase Funding Mortgage Loan,
“1A6”, Series 2003-5,
4.597%, 1/25/2015	$3,065,000	$3,086,151
Equity One ABS, Inc.:
“AF6”, Series 2004-1,
4.205%, 4/25/2034	4,660,000	4,593,185
“AF6”, Series 2003-4,
4.833%, 11/25/2033	2,640,000	2,695,739
First Alliance Mortgage Loan Trust,
“A1”, Series 1999-4,
7.52%, 3/20/2031	671,383	676,023
Residential Asset Mortgage Products, Inc.:
“AI2”, Series 2004-RZ1,
2.34%**, 7/25/2027	6,490,000	6,405,553
“A6”, Series 2003-RZ3,
3.4%, 3/25/2033	2,640,000	2,575,878
“A5”, Series 2003-RZ4,
4.66%, 2/25/2032	3,200,000	3,230,047
Residential Asset Securities Corp.,
“A16”, Series 2003-KS10,
4.54%, 12/25/2033	3,700,000	3,716,985
Residential Funding Mortgage
Securities, “A2”, Series 2004-HI1,
2.49%, 7/25/2013	4,360,000	4,318,035

		36,354,863

Manufactured Housing Receivables - 0.6%
Conseco Finance, “A4”, Series 2002-A,
6.32%, 4/15/2032	1,716,303	1,725,098
Green Tree Financial Corp., “A5”,
Series 1994-1, 7.65%, 4/15/2019	2,932,040	3,084,932
Lehman ABS Manufactured Housing
Contracts, “A6”, Series 2001-B,
6.467%, 8/15/2028	3,996,663	4,228,882
Vanderbilt Acquisition Loan Trust,
“A3”, Series 2002-1,
5.7%, 9/7/2023	6,300,000	6,459,552

		15,498,464

Miscellaneous - 0.4%
Caterpillar Financial Asset Trust,
“B”, Series 2002-A,
4.03%, 5/26/2008	540,000	545,525
Delta Air Lines, Inc., “G-2”,
Series 2002-1, 6.417%, 7/2/2012	2,420,000	2,456,957
PECO Energy Transition Trust, “A1”,
Series 2001-A,
6.52%, 12/31/2010	1,490,000	1,672,712
SSB RV Trust, “A5”, Series 2001-1,
6.3%, 4/15/2016	5,000,000	5,246,773

		9,921,967

Total Asset Backed
(Cost $173,448,564)		175,283,766

Foreign Bonds — US$ Denominated 2.1%

Abbey National PLC,
6.69%, 10/17/2005	2,000,000	2,075,820
African Development Bank,
3.25%, 7/29/2005	3,000,000	3,018,624
Asian Development Bank,
4.875%, 2/5/2007	2,000,000	2,085,706
Banco Nacional de Comercio Exterior,
144A, 3.875%, 1/21/2009	2,265,000	2,174,400
Bank of Tokyo-Mitsubishi Ltd.,
8.4%, 4/15/2010	1,000,000	1,197,622
Barclays Bank PLC,
7.4%, 12/15/2009	1,000,000	1,156,820
Bombardier, Inc., Series B, 144A,
6.75%, 5/1/2012	3,000,000	2,737,410
British Telecommunications PLC:
7.58%, 12/15/2005	1,000,000	1,059,217
8.375%, 12/15/2010	1,000,000	1,205,855
Burlington Resources Finance:
5.6%, 12/1/2006	1,000,000	1,048,909
6.68%, 2/15/2011	1,000,000	1,122,427
Corp. Andina De Fomento,
6.875%, 3/15/2012	315,000	354,262
Dow Capital BV, 9.2%, 6/1/2010	800,000	978,950
European Investment Bank:
4.0%, 8/30/2005	1,000,000	1,014,450
4.625%, 3/1/2007	1,000,000	1,037,082
Export Development Corp. of Canada,
4.0%, 8/1/2007	2,000,000	2,048,268
France Telecom, 8.75%, 3/1/2011	1,000,000	1,197,080
HSBC Bank PLC, 6.95%, 3/15/2011	1,000,000	1,158,535
HSBC Holding PLC, 7.5%, 7/15/2009	1,000,000	1,151,507
Hydro-Quebec, 8.0%, 2/1/2013	1,000,000	1,245,431
Inco Ltd., 7.75%, 5/15/2012	1,000,000	1,178,201
Inter-American Development Bank:
6.375%, 10/22/2007	1,000,000	1,092,772
8.4%, 9/1/2009	828,000	1,000,365
Kingdom of Spain, 7.0%, 7/19/2005	3,000,000	3,107,823
Korea Development Bank,
5.25%, 11/16/2006	1,000,000	1,040,628
Ontario Electricity Financial Corp.,
6.1%, 1/30/2008	750,000	813,776
Province of British Columbia,
5.375%, 10/29/2008	2,000,000	2,140,162
Province of Manitoba,
7.5%, 2/22/2010	2,000,000	2,344,178
Province of Nova Scotia,
5.75%, 2/27/2012	3,000,000	3,277,068
Province of Ontario,
5.5%, 10/1/2008	1,000,000	1,073,083
Province of Quebec,
7.0%, 1/30/2007	1,000,000	1,088,474
Republic of Italy,
3.625%, 9/14/2007	1,000,000	1,010,453

20	See accompanying notes.

PreservationPlus
Schedule of Investments	Income Portfolio
September 30, 2004

	Principal Amount	Market Value
Foreign Bonds — US$ Denominated (cont.)

Republic of Korea,
8.875%, 4/15/2008	$1,000,000	$1,172,500
Santander Finance Issuances,
6.8%, 7/15/2005	1,500,000	1,547,371
Telecom Italia Capital, 144A,
4.0%, 11/15/2008	1,000,000	1,005,620
The International Bank for
Reconstruction and Development:
5.0%, 3/28/2006	1,000,000	1,036,015
6.625%, 8/21/2006	1,000,000	1,070,344
United Mexican States,
8.5%, 2/1/2006	2,000,000	2,140,000
Vodafone Group PLC,
7.75%, 2/15/2010	1,000,000	1,173,053

Total Foreign Bonds — US$ Denominated
(Cost $55,408,348)		57,380,261

US Government Agency Sponsored Pass-Throughs - 19.5%

Federal Home Loan Bank,
4.5%, 5/1/2019	5,213,669	5,199,960
Federal Home Loan Mortgage Corp.:
4.5% with various maturities from
4/1/2018 until 5/1/2034 (e)	64,987,449	64,876,142
5.0% with various maturities from
1/1/2018 until 5/1/2034 (e)	36,910,887	37,152,328
5.5% with various maturities from
7/1/2016 until 4/1/2034 (e)	38,606,252	39,245,103
6.0%, 5/1/2016	1,789,162	1,876,347
6.5% with various maturities from
10/1/2015 until 1/1/2033	1,132,794	1,195,457
7.0% with various maturities from
8/1/2015 until 10/1/2031	283,895	301,134
7.5% with various maturities from
5/1/2024 until 3/1/2032	2,572,090	2,765,492
Federal National Mortgage Association:
4.5% with various maturities from
4/1/2018 until 1/1/2019	40,221,589	40,198,719
5.0% with various maturities from
9/1/2017 until 10/1/2033 (e)	66,593,404	67,716,911
5.5% with various maturities from
4/1/2018 until 10/1/2034 (e)	108,154,117	110,312,941
6.0% with various maturities from
5/1/2016 until 7/1/2034 (e)	75,837,242	78,801,510
6.5% with various maturities from
12/1/2015 until 2/1/2034 (e)	53,645,253	56,387,836
7.0% with various maturities from
2/1/2015 until 7/1/2034	27,718,890	29,426,920
7.5% with various maturities from
10/1/2026 until 7/1/2032	3,061,674	3,283,075
8.0% with various maturities from
5/1/2025 until 9/1/2027	1,310,669	1,435,004

Total US Government Agency Sponsored Pass-Throughs
(Cost $535,457,700)		540,174,879

Commercial and Non-Agency Mortgage-Backed Securities - 9.7%

Amresco Commercial Mortgage Funding,
“B”, Series 1997-C1,
7.24%, 6/17/2029	5,300,000	5,739,120
Bear Stearns Commercial Mortgage
Securities:
“A1”, Series 2000-WF2,
7.11%, 10/15/2032	721,777	785,271
“A2”, Series 2000-WF8,
7.78%, 2/15/2032	2,000,000	2,300,586
Bear Stearns Commerical Mortgage Securities, Inc.:
“X2”, Series 2002-TOP8, 144A,
2.338%**, 8/15/2038	22,017,258	1,958,688
“A1”, Series 2000-WF1,
7.64%, 2/15/2032	62,054	66,986
Capco America Securitization Corp.,
“A1B”, Series 1998-D7,
6.26%, 10/15/2030	1,100,000	1,198,935
Chase Commercial Mortgage Securities
Corp., “A2”, Series 1998-1,
6.56%, 5/18/2030	3,132,626	3,406,107
Commercial Mortgage Acceptance Corp.:
“A2”, Series 1998-C2,
6.03%, 9/15/2030	7,610,000	8,100,506
“A2”, Series 1999-C1,
7.03%, 6/15/2031	8,500,000	9,562,534
Commercial Mortgage Asset Trust:
“A1”, Series 1999-C1,
6.25%, 1/17/2032	7,186,842	7,382,509
“A2”, Series 1999-C2,
7.546%**, 11/17/2032	4,200,000	4,812,825
CS First Boston Mortgage Securities Corp.:
“A2”, Series 2001-CF2,
5.935%, 2/15/2034	3,000,000	3,096,324
“A3”, Series 2001-CF2,
6.238%, 2/15/2034	2,000,000	2,151,205
“A2”, Series 2000-C1,
7.545%, 4/14/2062	5,600,000	6,456,121
Deutsche Mortgage and Asset Receiving
Corp., “A2”, Series 1998-C1,
6.538%, 6/15/2031	5,574,217	6,009,028
DLJ Commercial Mortgage Corp.:
“A1B”, Series 1998-CG1,
6.41%, 6/10/2031	5,985,000	6,500,778
“A1B”, Series 1999-CG2,
7.3%, 6/10/2032	11,375,000	12,950,198
First Union Commercial Mortgage Trust,
“A2”, Series 1999-C1,
6.07%, 10/15/2035	8,900,000	9,629,481
First Union National Bank Commercial Mortgage:
“A1”, Series 1999-C4,
7.184%, 12/15/2031	340,465	362,483
“A2”, Series 2000-C1,
7.841%, 5/17/2032	5,500,000	6,439,383

21	See accompanying notes.

Schedule of Investments September 30, 2004	PreservationPlus Income Portfolio

	Principal Amount	Market Value
Commercial and Non-Agency Mortgage-Backed Securities (cont.)

First Union — Lehman Brothers — Bank of America :
“A1”, Series 1998-C2,
6.28%, 11/18/2035	$99,974	$101,521
“A2”, Series 1998-C2,
6.56%, 11/18/2035	8,700,000	9,454,281
First Union — Lehman Brothers
Commercial Mortgage, “A3”, Series
1997-C2, 6.65%, 11/18/2029	9,219,377	9,924,800
GMAC Commercial Mortgage Securities, Inc.:
“A1”, Series 1998-C2,
6.15%, 5/15/2035	1,235,508	1,254,859
“A2”, Series 1998-C2,
6.42%, 5/15/2035	12,170,000	13,261,620
“A3”, Series 1997-C1,
6.869%, 7/15/2029	9,670,547	10,421,239
“A2”, Series 1999-C2,
6.945%, 9/15/2033	5,700,000	6,375,852
GS Mortgage Securities Corp. II,
“A2”, Series 1999-C1,
6.11%**, 11/18/2030	9,000,000	9,688,812
Heller Finance Commercial Mortgage
Asset Corp., “A2”, Series 2000-PH1,
7.75%, 1/17/2034	5,500,000	6,393,836
JP Morgan Commercial Mortgage
Finance Corp., “A3”, Series 1997-C5,
7.088%, 9/15/2029	1,700,550	1,835,185
LB Commercial Conduit Mortgage
Trust, “A1”, Series 1999-C1,
6.41%, 6/15/2031	1,678,411	1,755,412
LB-UBS Commercial Conduit Mortgage
Trust, “A1”, Series 2000-C3,
7.95%, 5/15/2015	2,060,520	2,220,728
LB-UBS Commercial Mortgage Trust,
“A2”, Series 2000-C3,
7.95%, 1/15/2010	5,000,000	5,874,140
Merrill Lynch Mortgage Investors, Inc.,
“A3”, Series 1996-C2,
6.96%, 11/21/2028	5,726,880	6,050,966
Morgan Stanley Capital I:
“A2”, Series 1998-WF2,
6.54%, 7/15/2030	7,455,000	8,115,254
“A2”, Series 1998-WF1,
6.55%, 3/15/2030	8,700,000	9,409,325
“A2”, Series 1999-CAM1,
6.76%, 3/15/2032	1,164,963	1,242,569
“A4”, Series 1999-CAM1,
7.02%, 3/15/2032	3,000,000	3,378,812
Morgan Stanley Dean Witter Capital I:
“A3”, Series 2002-IQ2,
5.52%, 12/15/2035	4,420,000	4,702,612
“A3”, Series 2001-IQA,
5.72%, 12/18/2032	6,610,000	7,099,115
Nationslink Funding Corp., “A2”,
Series 1998-2,
6.476%, 8/20/2030	8,800,000	9,608,674
Nomura Asset Securities Corp.,
“A1B”, Series 1998-D6,
6.59%, 3/15/2030	6,000,000	6,573,931
PNC Mortgage Acceptance Corp.:
“A1B”, Series 1999-CM1,
7.33%, 12/10/2032	8,005,000	9,086,578
“A1”, Series 2000-C1,
7.52%, 7/15/2008	1,097,846	1,200,514
“A2”, Series 2000-C1,
7.61%, 2/15/2010	4,200,000	4,837,221
Prudential Securities Corp., “A1B”,
Series 1998-C1,
6.506%, 7/15/2008	8,800,000	9,586,736
Salomon Brothers Mortgage Securities
VII, “A2”, Series 2000-C2,
7.455%, 7/18/2033	8,700,000	9,942,410
Vanderbilt Mortgage Finance, “A3”,
Series 2002-A, 5.58%, 3/7/2018	930,000	960,481

Total Commercial and Non-Agency
Mortgage-Backed Securities
(Cost $271,943,831)		269,266,551

US Government Sponsored Agencies - 0.4%

Federal Home Loan Bank,
2.875%, 9/15/2006	3,400,000	3,406,157
Federal Home Loan Mortgage Corp.:
2.875%, 5/15/2007	800,000	796,953
7.0% with various maturities from
7/1/2032 until 10/1/2032	1,502,081	1,593,810
7.5%, 11/1/2033	3,114,478	3,340,147
Federal National Mortgage Association,
2.5%, 6/15/2006	2,500,000	2,491,235

Total US Government Sponsored Agencies
(Cost $11,529,292)		11,628,302

Government National Mortgage Association - 2.7%

Government National Mortgage Association:
5.0% with various maturities from
1/20/2033 until 2/20/2033 (e)	149,633	148,935
5.5% with various maturities from
5/15/2033 until 7/20/2034 (e)	25,943,545	26,436,685
6.0% with various maturities from
1/20/2033 until 1/20/2034 (e)	19,046,629	19,763,720
6.5% with various maturities from
2/15/2026 until 5/15/2034	25,474,769	26,908,703
7.0% with various maturities from
1/15/2030 until 6/15/2032	1,373,728	1,465,646
7.5% with various maturities from
6/15/2026 until 8/15/2032	803,313	865,232

Total Government National Mortgage Association
(Cost $75,909,046)		75,588,921

22	See accompanying notes.

Schedule of Investments September 30, 2004	PreservationPlus Income Portfolio

	Principal Amount or Number of Shares	Market Value
Other - 5.8%

Scudder High Income Plus Fund
(Cost $144,158,627) (b)	21,203,827	$161,997,235

US Government Backed - 17.5%

US Treasury Bills:
1.338%*, 10/21/2004	$151,000,000	150,887,589
1.34%*, 10/21/2004 (d)	$13,425,000	13,415,192
1.42%*, 10/21/2004	$191,000,000	190,851,763
1.435%*, 10/28/2004 (d)	$9,925,000	9,914,505
US Treasury Note:
1.5%, 7/31/2005	$8,660,000	8,616,025
1.51%, 3/31/2006	$3,500,000	3,454,335
1.625%, 9/30/2005	$13,600,000	13,525,091
1.875%, 1/31/2006	$5,440,000	5,407,697
2.0%, 8/31/2005	$28,730,000	28,686,244
2.25%, 4/30/2006	$13,180,000	13,141,897
2.251%, 2/15/2007	$2,600,000	2,572,274
2.375%, 8/15/2006	$6,025,000	6,005,702
2.625%, 11/15/2006	$35,020,000	35,007,673
3.125%, 5/15/2007	$2,800,000	2,823,626
6.5%, 8/15/2005	$860,000	892,116

Total US Government Backed
(Cost $485,653,714)		485,201,729

Cash Equivalents - 27.0%

Scudder Cash Management QP Trust, 1.70% (b)
(Cost $749,184,655)	749,184,655	749,184,655

Total Investment Portolio - 101.7%
(Cost $2,785,969,201) (a)		2,823,572,730

Wrapper Agreements (c)

Bank of America NA (Book Value $538,833,604
crediting rate 5.19%)		(15,623,256)
CDC Financial Products, Inc.
(Book Value $442,172,347; crediting rate 6.26%)		(19,350,909)
JP Morgan Chase Bank (Book Value $274,718,977;
crediting rate 5.21%)		(8,008,680)
Prudential Insurance Co. of America (Book Value
$310,852,117; crediting rate 3.71%)		(5,556,040)
Royal Bank of Canada (Book Value $294,218,994;
crediting rate 3.74%)		(3,815,529)
Security Life of Denver Insurance Co. (Book Value
$533,891,319; crediting rate 4.43%)		(10,977,159)
Transamerica Life Insurance & Annuity Co. (Book Value
$230,418,240 crediting rate 6.68%)		(9,764,473)

Total Wrapper Agreements - (2.6%)		(73,096,046)
Other Assets and Liabilities, Net - 0.9%		23,939,144

Net Assets - 100.0%		$2,774,415,828

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a)	The cost for federal income tax purposes was $2,784,062,341. At September 30, 2004, net unrealized appreciation for all securities based on tax cost was $39,510,389. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,925,242 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,414,853.

(b)	Scudder High Income Plus Fund is also managed by Deutsche Asset Management, Inc. Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown for Scudder Cash Management QP Trust is the annualized seven-day yield at period end.

(c)	Each Wrapper Agreement obligates the wrapper provider to maintain the Book Value of the portion of the Portfolio’s assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. The crediting rate shown is as of September 30, 2004.

(d)	At September 30, 2004, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(e)	Mortgage dollar rolls included.

144A:  Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At September 30, 2004, open futures contracts sold were as follows:

Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)

Australia 10 year Bond	12/15/2004	1,973	120,506,170	105,938,092	14,568,078
UK Treasury Bond	12/29/2004	1,408	271,123,438	269,319,778	1,803,660
US Treasury Bond	12/20/2004	93	10,205,605	10,436,344	(230,739)
US Treasury 10 year Note	12/20/2004	161	17,909,583	18,132,625	(223,042)
US Treasury 5 year Note	12/20/2004	3,595	395,602,338	398,041,468	(2,439,130)
US Treasury 2 year Note	12/30/2004	1,030	217,587,438	217,571,407	16,031

Total net unrealized appreciation on open futures contracts					13,494,858

At September 30, 2004, open futures contracts purchased were as follows:

Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)

Canada 10 year Bond	12/20/2004	1,917	164,802,407	170,630,745	5,828,338
Germany 10 year Bond	12/08/2004	1,657	235,969,543	233,454,048	(2,515,495)
Japan 10 year Bond	12/09/2004	23	28,397,174	28,407,805	10,631

Total net unrealized appreciation on open futures contracts					3,323,474

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The “aggregate face value” presented above represents the Portfolio’s total exposure in such contracts.

23

PreservationPlus
Income Portfolio

Statement of Assets and Liabilities
September 30, 2004

Assets
Investments:
Investments in securities, at value
(cost $1,892,625,919)	$1,912,390,840
Investment in Scudder High Income
Plus Fund (cost $144,158,627)	161,997,235
Investment in Scudder Cash Management
QP Trust (cost $749,184,655)	749,184,655

Total investments in securities, at value
(cost $2,785,969,201)	2,823,572,730

Cash	20,132
Receivable for investments sold	4,369,062
Interest receivable	12,133,253
Receivable for daily variation margin
on open futures contracts	49,091,266
Unrealized appreciation on forward
currency exchange contracts	17,170,269

Total assets	$2,906,356,712

Liabilities
Payable for investments purchased	4,388,493
Wrapper agreements	73,096,046
Payable for investments purchased —
mortgage dollar rolls	21,764,270
Payable for daily variation margin on
open futures contracts	16,451,644
Unrealized depreciation on forward
currency exchange contracts	13,093,275
Accrued management fee	845,146
Deferred mortgage dollar roll income	10,716
Other accrued expenses and payables	2,291,294

Total liabilities	131,940,884

Net assets, at value	$2,774,415,828

Statement of Operations
For the Year Ended September 30, 2004

Investment Income:
Income:
Interest	$94,013,547
Credit rate income	18,168,511
Mortgage dollar roll income	2,020,359
Dividends from affiliated investment companies	20,615,035

Total Income	134,817,452

Expenses:
Management fee	16,152,288
Wrapper fees	5,838,453
Auditing	32,455
Legal	70,984
Trustees’ fees and expenses	83,695
Administrator service fee	1,319,427
Other	141,192

Total expenses, before expense reductions	23,638,494
Expense reductions	(2,503,417)

Total expenses, after expense reductions	21,135,077

Net investment income	113,682,375

Realized and Unrealized Gain (Loss)
on Investment Transactions:
Net realized gain (loss) from:
Investments	(7,153,514)
Futures	(7,818,603)
Foreign currency related transactions	41,330,731

26,358,614

Net unrealized appreciation (depreciation)
during the period on:
Investments	(27,683,659)
Futures	11,533,071
Wrapper Agreement	(5,338,738)
Foreign currency related transactions	(6,889,647)

(28,378,973)

Net gain (loss) on investments	(2,020,359)

Net increase (decrease) in net assets
resulting from operations	$111,662,016

24	See accompanying notes.

PreservationPlus
Statement of Changes in Net Assets	Income Portfolio

	Year Ended September 30, 2004	Year Ended September 30, 2003

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$113,682,375	$78,204,123
Net realized gain (loss) on investment transactions	26,358,614	13,411,488
Net unrealized appreciation (depreciation) on investments, futures
and foreign currency related transactions during the period	(23,040,235)	40,861,879
Net unrealized appreciation (depreciation) on wrapper agreements
during the period	(5,338,738)	(56,209,367)

Net increase (decrease) in net assets resulting from operations	111,662,016	76,268,123

Capital transactions in shares of beneficial interest:
Proceeds from capital invested	388,962,660	1,718,325,126
Value of capital withdrawn	(180,224,202)	(351,572,336)

Net increase (decrease) in net assets from capital transactions in
shares of beneficial interest	208,738,458	1,366,752,790

Increase (decrease) in net assets	320,400,474	1,443,020,913

Net Assets:
Beginning of period	2,454,015,354	1,010,994,441

End of period	$2,774,415,828	$2,454,015,354

25	See accompanying notes.

PreservationPlus
Financial Highlights	Income Portfolio
Selected data for each share of capital stock outstanding throughout each period

	2004	2003	2002	2001	Year Ended, September 30, 2000

Per Share Data

Net asset value, end of period ($ millions)	2,774	2,454	1,011	227	201

Ratio of expenses before expense reductions (%)	.89	.88	.93	1.01	.99

Ratio of expenses after expense reductions (%)	.80	.80	.80	.80	.35

Ratio of net investment income (%)	4.32	4.31	5.21	6.37	7.33

Portfolio turnover rate (%)	120	244	62	13	—	(a)

Total Investment Return (%)(b)	4.32	4.33	5.53	6.58	7.30

(a)	Less than 1%.

(b)	Total investment return would have been lower had certain expenses not been reduced.

26	See accompanying notes.

PreservationPlus
Notes to Financial Statements	Income Portfolio
September 30, 2004

A. Significant Accounting Policies

PreservationPlus Income Portfolio (“PreservationPlus Income Portfolio” or the “Portfolio”) is a diversified series of Scudder Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York business trust.

    The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

    Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

    Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

    Wrapper Agreements generally will be equal to the difference between the Book Value of the Wrapper Agreements and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio’s Board of Trustees, in performing its fair value determination of the Portfolio’s Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

    Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

    Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount (“initial margin”) equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

    Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

    Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

27

PreservationPlus
Notes to Financial Statements	Income Portfolio
September 30, 2004

    Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

When-Issued/Delayed Delivery Securities. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

    Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells to a bank or banker/dealer (the “counterparty”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments including prepayments made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

    Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credit rate income is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio’s Wrapper Agreements and the product of the Book Value of the Wrapper Agreements multiplied by the credit rate as determined pursuant to the Wrapper Agreements.

    The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the year ended September 30, 2004, purchase and sales of investment securities (excluding short-term instruments, US Treasury obligations and mortgage dollar roll transactions) aggregated $1,744,188,850 and $2,086,696,117, respectively. Purchases and sales of US Treasury obligations aggregated $278,184,239 and $435,436,344, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $979,073,097 and $1,085,428,891, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for the Portfolio and Investment Company Capital Corporation (“ICCC” or the “Administrator”) is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in Cash Management Fund Institutional. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund.

    For the year ended September 30, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio including the annual premiums on Wrapper Agreements at not more than 0.80% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

    Accordingly, for the year ended September 30, 2004, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $2,487,526 and the amount imposed aggregated $13,664,762, which was equivalent to an annual effective rate of 0.52% of the Portfolio’s average net assets.

    For the year ended September 30, 2004, the Advisor reimbursed the Portfolio an additional $15,891 for expenses.

28

PreservationPlus
Notes to Financial Statements	Income Portfolio
September 30, 2004

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the “Administrator Service Fee”) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2004, the Administrator Service Fee was $1,319,427, of which $113,807 is unpaid at September 30, 2004.

Other. Prior to January 16, 2004, the Portfolio invested in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the year ended September 30, 2004 totaled $511,903.

    To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the year ended September 30, 2004 totaled $15,318,854.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the “QP Trust’’) and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds’ investments in the QP Trust. Distributions from Scudder Cash Management QP Trust to the Portfolio for the year ended September 30, 2004 totaled $4,784,278.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services.

D. Forward Foreign Currency Commitments

    As of September 30, 2004, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation

USD	117,243,581	AUD	168,289,000	10/5/2004	$4,597,514
USD	46,337,168	AUD	66,574,000	10/5/2004	1,862,352
USD	150,979,680	AUD	209,694,000	11/2/2004	428,267
USD	63,767,760	CAD	82,988,000	10/1/2004	1,805,939
USD	19,643,708	CAD	25,560,000	10/1/2004	552,751
USD	36,875,714	CAD	46,834,000	11/1/2004	113,887
USD	41,716,794	CHF	53,089,000	10/4/2004	804,422
USD	16,727,724	CHF	20,913,000	10/4/2004	22,379
USD	89,480,811	EUR	73,536,000	10/4/2004	1,848,241
USD	163,426,060	EUR	131,654,000	10/4/2004	83,446
USD	263,470,320	GBP	147,443,000	10/4/2004	3,249,542
USD	1,563,097	GBP	871,000	10/4/2004	12,516
USD	218,751,988	GBP	121,394,000	11/2/2004	336,335
JPY	5,923,918,000	USD	48,218,142	10/4/2004	175,879
JPY	3,917,963,000	USD	35,816,464	10/4/2004	260,981
USD	78,542,181	JPY	8,678,911,000	10/4/2004	218,866
USD	8,408,444	NZD	12,956,000	10/4/2004	343,374
USD	21,318,109	NZD	32,224,000	10/4/2004	449,303
USD	5,735,475	NZD	8,497,000	10/4/2004	4,275

Total unrealized appreciation					$17,170,269

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized (Depreciation)

USD	17,561,418	AUD	25,169,000	10/5/2004	$(660,917)
USD	151,382,292	AUD	209,694,000	10/5/2004	(435,987)
USD	46,697,489	CAD	61,714,000	10/1/2004	(2,066,372)
USD	36,891,690	CAD	46,834,000	10/1/2004	(114,608)
USD	48,865,953	CHF	61,597,000	10/4/2004	(469,678)
USD	9,792,158	CHF	12,405,000	10/4/2004	(143,529)
USD	16,743,795	CHF	20,913,000	11/2/2004	(23,108)
USD	219,681,550	EUR	181,555,000	10/4/2004	(5,803,193)
USD	28,852,899	EUR	23,635,000	10/4/2004	(500,916)
USD	163,382,614	EUR	131,654,000	11/2/2004	(93,646)
USD	48,043,316	GBP	26,920,000	10/4/2004	(654,137)
USD	219,244,848	GBP	121,394,000	10/4/2004	(353,173)
JPY	532,970,000	USD	4,855,223	10/4/2004	(18,525)
USD	78,655,003	JPY	8,678,911,000	11/2/2004	(221,897)
USD	34,729,824	NZD	53,677,000	10/4/2004	(1,529,156)
USD	5,713,935	NZD	8,497,000	11/2/2004	(4,433)

Total unrealized depreciation					$(13,093,275)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollars

29

PreservationPlus
Notes to Financial Statements	Income Portfolio
September 30, 2004

E. Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $1.25 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Wrapper Agreements

The Portfolio enters into Wrapper Agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

    A Wrapper Agreement obligates the wrapper provider to maintain the “Book Value” of the securities covered by the Wrapper Agreement (the “covered assets”) up to specified amounts, under certain circumstances. Book Value of the covered assets is generally deposits, plus interest accrued at a crediting rate established under the Wrapper Agreement, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreement). In general, if the Book Value of the Wrapper Agreement exceeds the market value of the covered assets (including accrued interest), the wrapper provider becomes obligated to pay the difference to the Portfolio in the event of shareholder redemptions. On the other hand, if the Book Value of the Wrapper Agreement is less than the market value of the covered assets (including accrued interest), the Portfolio becomes obligated to pay the diff erence to the wrapper provider in the event of shareholder redemptions. The circumstances under which payments are made and the timing of payments between the Portfolio and the wrapper providers may vary based on the terms of the Wrapper Agreements. At September 30, 2004, approximately 69% (based on Book Value) of the Portfolio’s Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until withdrawals exceed a specified percentage (ranging from 35% to 50%) of the covered assets and approximately 31% of the Portfolio’s Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until all of the covered assets have been liquidated, after which time payment covering the difference between Book Value and covered market value will occur. There were no such payments to or from the wrapper providers during the year ended September 30, 2004.

    A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. Wrapper Agreement Valuation

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by “stable value” mutual funds including this Portfolio. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by “stable value” mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Wrapper Agreements would be different. To the extent that the Wrapper Agreements are valued as a payable/receivable under the current method, the change would result in an increase/decrease in net assets. At September 30, 2004, the Wrapper Agreements had a fair value of ($73,096,046), which the Portfolio reflected as a payable to the wrapper providers.

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management (“DeAM”) and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and oth er parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

I. Subsequent Event

The Board of Trustees of Scudder PreservationPlus Income Portfolio elected to change the Portfolio from a stable value portfolio to a short term bond portfolio effective November 17, 2004. The most significant change was the elimination of the Portfolio’s insurance Wrapper Agreements, which resulted in the fluctuation of the Portfolio’s net assets after November 16, 2004.

    The Portfolio’s investment objectives will continue to emphasize stability of principal with a yield and total return higher than that of other funds in the short term bond category. Scudder PreservationPlus Income Portfolio will be managed as

30

PreservationPlus
Notes to Financial Statements	Income Portfolio
September 30, 2004

short-term bond fund investing in short-term investment-grade bonds. The Portfolio will continue to invest a small percentage of the Portfolio’s assets in the high yield bond market. As has been the case with the Portfolio since inception, the Portfolio will also utilize exchange traded equity futures, government bond futures and currency forward contracts to potentially provide for further diversification.

31

Report of Independent Registered Public Accounting Firm September 30, 2004

To the Board of Trustees of Scudder Investment Portfolios and the Shareholders of the PreservationPlus Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of PreservationPlus Income Portfolio (the “Portfolio”) as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Portfolio’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Income Portfolio at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts November 19, 2004

32

Directors and Officers The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

Directors

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Business broker, Griffith & Blair Realtors

Harry W. Craig, Jr. (04-11-39) 2004	Chairman, CEO, Secretary & Director, Martin Tractor Company, Inc.

Penny A. Lumpkin** (08-20-39) 1993	Partner, Vivians’ Gift Shop
Vice President, Palmer Companies, Inc.
Vice President, PLB
Vice President, Town Crier
Vice President & Treasurer, Palmer News, Inc.
Vice President, M/S News, Inc.
Secretary, Kansas City Periodicals
Vice President, Bellaire Shopping Center
Partner, Goodwin Enterprises

Mark L. Morris** (02-03-34) 1991	Independent Investor, Morris Co. Former General Partner, Mark Morris Associates

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer, Stormont-Vail HealthCare

John D. Cleland* (05-01-36) 1991 (Director) 2000 (Chairman of the Board)	Retired. Prior to January 1, 2003, Senior Vice President, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Michael G. Odlum* (01-12-52) 2004 (President) 2004 (Director)	President & Managing Member Representative, Security Management Company, LLC President & Chief Operating Officer, Allied Investment Advisors, Inc. Principal, Vanguard Group

*	These directors are deemed to be “interested persons” of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds’ Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Funds’ joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***	Each director oversees 35 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

33

Directors and Officers (continued)

Officers

Name (Date of Birth) Year Elected*	Principal Occupation(s) During Past 5 Years

Steven M. Bowser (02-11-60) Vice President 2003	Vice President & Senior Portfolio Manager, Security Management Company, LLC; Vice President & Senior Portfolio Manager, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Brenda M. Harwood (11-03-63) Treasurer 1988	Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC; Assistant Vice President, Security Benefit Group, Inc. & Security Benefit Life Insurance Company Vice President & Director, Security Distributors, Inc.

Mark Lamb (02-03-60) Vice President 2003	Vice President, Security Management Company, LLC, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Amy J. Lee (06-05-61) Secretary 1987	Secretary, Security Management Company, LLC & Security Distributors, Inc.;
Vice President, Associate General Counsel & Assistance Secretary, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Mark Mitchell (08-24-64) Vice President 2003	Vice President & Portfolio Manager, Security Management Company, LLC

James P. Schier (12-28-57) Vice President 1998	Vice President & Senior Portfolio Manager, Security Management Company, LLC; Vice President, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Cindy L. Shields (06-05-67) Vice President 1988	Vice President & Head of Equity Asset Management, Security Management Company, LLC, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary 1996	Assistant Secretary, Security Management Company, LLC Second Vice President & Assistant Counsel, Security Benefit Group, Inc. & Security Benefit Life Insurance Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

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35

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36

The Security Group of Mutual Funds

Security Large Cap Value Fund

Security Equity Fund

•	Equity Series

•	Global Series

•	Social Awareness Series

•	Mid Cap Value Series

•	Small Cap Growth Series

•	Enhanced Index Series

•	Select 25(R) Series

•	Large Cap Growth Series

•	Alpha Opportunity Series

Security Mid Cap Growth Fund

Security Income Fund

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

•	Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

Security Funds Officers and Directors

Directors
Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Michael G. Odlum
Maynard F. Oliverius

Officers
John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Steve M. Bowser, Vice President, Equity Fund
Mark Lamb,Vice President, Equity Fund
Mark Mitchell, Vice President, Equity Fund
James P. Schier, Vice President, Equity and Mid Cap Growth Fund
Cindy L. Shields, Vice President, Equity Fund
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer and Chief Compliance Officer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

Security Distributors, Inc.

One Security Benefit Place Topeka, KS 66636-0001

SDI 803 (R9-04)	46-080-36-00

ITEM 2.       CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the Registrant's code of ethics is filed herewith as Exhibit 10(a)(1). No amendments were made to the provisions of the code of ethics during the period covered by this report.
No implicit or explicit waivers to the provisions of the code of ethics were granted during the period covered by this report. The Registrant hereby undertakes to provide any person without charge, upon request, a copy of its
Code by calling the Registrant at 1-800-888-2461.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Maynard Oliverius, a member of the Audit Committee of the Board, is an audit committee financial expert. Mr. Oliverius is "independent" for purposes of this item.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)    Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the
       Registrant's principal accountant (the "Auditor") for the audit of the
       Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,000 in 2003 and $16,000 in 2004.

(b)    Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were
       $0 in 2003 and $0 in 2004.

       The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser
       (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates") which required pre-approval by the Audit Committee were $14,000 in 2003 and $18,000 in 2004, which related to the review of the transfer agent function.(1)

      -----------
      (1)Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the information here represents only fees for pre-approved non-audit services rendered after
         May 6, 2003, to Service Affiliates.

(c)    Tax Fees. The aggregate fees billed to the Registrant in the Reporting
       Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,000 in
       2003 and $4,000 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii)
       U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv)
       determination of Passive Foreign Investment Companies.

       The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the
       Audit Committee were $0 in 2003 and $0 in 2004.(2)

      -----------
      (2)Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve Tax Services. Therefore, the information here represents only fees for pre-approved Tax Services rendered after May 6, 2003, to
         Service Affiliates.

(d)    All Other Fees. The aggregate fees billed to the Registrant in the
       Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this
       Item, were $0 in 2003 and $0 in 2004.

       The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.(3)

      -----------
      (3)Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve these services. Therefore, the information here represents only fees for pre-approved services rendered after May 6,
         2003, to Service Affiliates.

(e)    (1) Audit Committee Pre-Approval Policies and Procedures. The
       Registrant's Audit Committee has established policies and procedures for pre-approval of the auditor's engagements for audit and non-audit services to the Registrant. Pre-approval considerations include whether the proposed services are compatible with maintaining the auditor's independence as specified in applicable rules.

(e)    (2) Percentage of Non-Audit Services Approved under (c)(7)(i)(C). The percentage of the services described in each of (b) through (d) of this
       Item 4 (only those that relate to the Registrant) that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
       Regulation S-X was 0%, 0% and 0%, respectively.

(f)    Not applicable.

(g)    Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $18,000 in 2003 and $22,000 in 2004.

(h)    Auditor Independence. The Registrant's Audit Committee was provided with information relating to the provision of non-audit services by E&Y to the
       Registrant (and its affiliates) that were not pre-approved by the Audit
       Committee so that a determination could be made whether the provision of such services is compatible with maintaining E&Y's independence.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
              MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
              COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a)    The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
       30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)    There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

(a)    (1)    Code of Ethics pursuant to Item 2 above.

       (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company
              Act of 1940, are attached hereto.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Income Fund

By:      /s/ MICHAEL G. ODLUM
         ------------------------------------------------------
         Michael G. Odlum, President

Date:    December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ MICHAEL G. ODLUM
         ------------------------------------------------------
         Michael G. Odlum, President

Date:    December 9, 2004

By:      /s/ BRENDA M. HARWOOD
         ------------------------------------------------------
         Brenda M. Harwood, Treasurer

Date:    December 9, 2004